United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        August 08, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		1
						---

Form 13F Information Table Entry Total:		67
						----

Form 13F Information Table Value Total:		$272,737
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1 - 13F file number 028-14377 Arbiter Partners QP, LP

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
ASB BANCORP INC CMN                 COM 00213T109         434      30433  SH            Defined         1     30433
AGNICO EAGLE MINES LTD CM           COM 008474108        2702      66781  SH            Defined         1     66781
AGNICO EAGLE MINES LTD CM           COM 008474108        1544      38160  SH     Call   Defined         1         0
ALICO INC CMN                       COM 016230104         475      15557  SH            Defined         1     15557
AMERIANA BANCORP CMN                COM 023613102          81      14469  SH            Defined         1     14469
ANADARKO PETROLEUM CORP C               032511107       15789     238502  SH     Call   Defined         1         0
IPATH DOW JONES- UBS NATU               06739H644         -37      11734  SH      Put   Defined         1         0
IPATH S&P 500 VIX SHORT-T               06740C261       -6866     451437  SH      Put   Defined         1         0
BLACKSTONE GROUP L.P. (TH               09253U108        1247      95401  SH     Call   Defined         1         0
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1693      79140  SH     Call   Defined         1         0
CAPITAL SENIOR LIVING COR           COM 140475104       14518    1369609  SH            Defined         1   1369609
CISCO SYSTEMS, INC. CMN                 17275R102        2458     143101  SH     Call   Defined         1         0
COWEN GROUP, INC. CMN               COM 223622101        3590    1349701  SH            Defined         1   1349701
CURRENCYSHARES AUSTRALIAN               23129U101      -15653     152641  SH      Put   Defined         1         0
DEVON ENERGY CORPORATION            COM 25179M103        2767      47700  SH            Defined         1     47700
DEVON ENERGY CORPORATION            COM 25179M103       33271     573740  SH     Call   Defined         1         0
EQUINIX INC CMN                         29444U502        8379      47700  SH     Call   Defined         1         0
FIRST M & F CORP CMN                COM 320744105         130      25009  SH            Defined         1     25009
GENERAL DYNAMICS CORP. CM               369550108        6293      95401  SH     Call   Defined         1         0
GLOBALSTAR, INC. CMN                COM 378973408         123     384942  SH            Defined         1    384942
GOLDMAN SACHS GROUP, INC.               38141G104       38940     406217  SH     Call   Defined         1         0
GREEN MNTN COFFEE ROASTER               393122106       -2610     119823  SH      Put   Defined         1         0
GREIF INC CMN CLASS B               COM 397624206       26250     583705  SH            Defined         1    583705
HOPFED BANCORP INC CMN              COM 439734104         211      29334  SH            Defined         1     29334
INTERVEST BANCSHARES CORP           COM 460927106          63      16317  SH            Defined         1     16317
ISHARES FTSE CHINA 25 IND               464287184       -1606      47700  SH      Put   Defined         1         0
ISHARES RUSSELL 2000 GROW               464287648      -64444     704535  SH      Put   Defined         1         0
ISHARES SILVER TRUST ETF                46428Q109        5271     197766  SH     Call   Defined         1         0
LAKE SHORE BANCORP, INC.            COM 510700107         546      53171  SH            Defined         1     53171
LAPORTE BANCORP, INC. CMN           COM 516650108         102      10887  SH            Defined         1     10887
LENNAR CORP CMN CLASS B             COM 526057302        1405      58481  SH            Defined         1     58481
LIBERTY INTERACTIVE CORP            COM 53071M104        6690     376356  SH            Defined         1    376356
LOWES COMPANIES INC CMN                 548661107       10310     362523  SH     Call   Defined         1         0
M T R GAMING GROUP INC CM           COM 553769100        6668    1403653  SH            Defined         1   1403653
MARKET VECTORS ETF TRUST                57060U589         671      34917  SH     Call   Defined         1         0
MICROSOFT CORPORATION CMN           COM 594918104        8388     274182  SH            Defined         1    274182
MICROSOFT CORPORATION CMN           COM 594918104       14644     478721  SH     Call   Defined         1         0
NATL WESTN LIFE INS CO CL           COM 638522102        5500      38755  SH            Defined         1     38755
NEWMONT MINING CORPORATIO               651639106       32395     667805  SH     Call   Defined         1         0
OCONEE FED FINL CORP CMN            COM 675607105         252      19344  SH            Defined         1     19344
PSB HLDGS INC CMN                   COM 69360W108         156      37237  SH            Defined         1     37237
PEOPLES BANCORP OF NORTH            COM 710577107         177      22355  SH            Defined         1     22355
PFIZER INC. CMN                         717081103        6583     286202  SH     Call   Defined         1         0
PREMIER FINANCIAL BANCORP           COM 74050M105          87      11748  SH            Defined         1     11748
PRESIDENTIAL LIFE CORP CM           COM 740884101       18197    1851099  SH            Defined         1   1851099
PROSHARES TRUST II-ULTRA                74347W841       -2419      63442  SH      Put   Defined         1         0
RAYTHEON CO CMN                         755111507       11985     211790  SH     Call   Defined         1         0
SALESFORCE.COM, INC CMN                 79466L302       -8574      62011  SH      Put   Defined         1         0
SEALED AIR CORPORATION CM           COM 81211K100       16109    1043382  SH            Defined         1   1043382
SYMETRA FINANCIAL CORPORA           COM 87151Q106        7950     629970  SH            Defined         1    629970
TESLA MOTORS, INC. CMN                  88160R101       -1343      42930  SH      Put   Defined         1         0
UNITED PARCEL SERVICE, IN               911312106        3757      47700  SH     Call   Defined         1         0
US NATURAL GAS FUND LP ET               912318201       -4374     226768  SH      Put   Defined         1         0
VIRGIN MEDIA INC CMN                    92769L101         233       9540  SH     Call   Defined         1         0
WARREN RESOURCES INC. CMN           COM 93564A100        4821    2017068  SH            Defined         1   2017068
WASTE MANAGEMENT INC CMN                94106L109        3186      95401  SH     Call   Defined         1         0
WESTERN DIGITAL CORPORATI           COM 958102105        4653     152641  SH            Defined         1    152641
WESTERN DIGITAL CORPORATI           COM 958102105         872      28620  SH     Call   Defined         1         0
WPX ENERGY, INC. CMN                COM 98212B103         834      51516  SH            Defined         1     51516
XEROX CORPORATION CMN                   984121103         376      47700  SH     Call   Defined         1         0
CIL .3333 FRAC WPX CMN SH               9EQ2LV2L0         848      24804  SH     Call   Defined         1         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        8607     610440  SH            Defined         1    610440
ASSURED GUARANTY LTD. CMN           COM G0585R106        2690     190802  SH     Call   Defined         1         0
SEAGATE TECHNOLOGY PLC CM           COM G7945M107        2359      95401  SH            Defined         1     95401
SEAGATE TECHNOLOGY PLC CM           COM G7945M107       10617     429304  SH     Call   Defined         1         0
XL GROUP PLC CMN                    COM G98290102        2481     117915  SH            Defined         1    117915
XL GROUP PLC CMN                    COM G98290102       19285     916611  SH     Call   Defined         1         0




*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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